Details to the consolidated statements of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [line items]
Increase/(decrease) in inventories	$ (44)	$ (18)	$ 11	$ (146)
Increase/(decrease) in trade receivables	(167)	(501)	(1,210)	(1,421)
(Decrease)/increase in trade payables	(143)	(142)	(315)	(551)
Change in other current and non-current assets	172	(105)	(252)	(377)
Change in other current liabilities	624	1,004	440	744
Total	$ 442	$ 238	$ (1,326)	$ (1,751)